Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,167	$ 19,795	[1]
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	67	54
Current	9,148	9,606
Total	9,350	9,725		$ 9,949
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,215	9,660
Retail | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	135	65
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	26	35
Current	6,285	6,671
Total	6,323	6,731
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,311	6,706
Retail | North America | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12	25
Retail | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11	11
Current	164	261
Total	215	272
Retail | EMEA | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	175	272
Retail | EMEA | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	40	0
Retail | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	8
Current	1,885	1,851
Total	1,995	1,899
Retail | LATAM | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,912	1,859
Retail | LATAM | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	83	40
Retail | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	0
Current	814	823
Total	817	823
Retail | APAC | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	817	823
Retail | APAC | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	35	37
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	26
Retail | 31-60 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Retail | 31-60 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11	8
Retail | 31-60 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15	13
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	9
Retail | 61-90 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	4
Retail | 61-90 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	0
Retail | 61-90 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	17	4
Retail | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	4
Retail | Greater Than 90 Days | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	0
Retail | Greater Than 90 Days | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	43
Current	9,692	9,908
Total	9,749	10,001		$ 8,535
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,731	9,951
Wholesale | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	18	50
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	3,613	3,651
Total	3,631	3,692
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,613	3,651
Wholesale | North America | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	18	41
Wholesale | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	39
Current	4,727	5,061
Total	4,756	5,109
Wholesale | EMEA | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,756	5,100
Wholesale | EMEA | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	9
Wholesale | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	656	613
Total	656	613
Wholesale | LATAM | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	656	613
Wholesale | LATAM | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	4
Current	696	583
Total	706	587
Wholesale | APAC | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	706	587
Wholesale | APAC | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	27
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	20	23
Wholesale | 31-60 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	4
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	12
Wholesale | 61-90 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	0
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	4
Wholesale | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	4
Wholesale | Greater Than 90 Days | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	$ 0

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).